Reinsurance - Schedule of Reinsurance Recoverable (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Reinsurance Disclosures [Abstract]
Ceded future policyholder benefits and expense	$ 289,303	$ 213,792
Ceded unearned premium	3,158	3,743
Ceded claims and benefits payable	95,936	41,266
Ceded paid losses	476	1,480
Net reinsurance recoverable	$ 388,873	$ 260,281